Financial risk management - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2022 Kč / € £ / € $ / €	Dec. 31, 2021 Kč / € $ / € £ / €	Dec. 31, 2020 £ / € Kč / € $ / €
CZK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average Rate | Kč / €	0.04071	0.03900	0.03780
Spot rate | Kč / €	0.04147	0.04023	0.03811
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average Rate | $ / €	0.94967	0.84552	0.87550
Spot rate | $ / €	0.93756	0.88292	0.81493
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average Rate | £ / €	1.17266	1.16333	1.12397
Spot rate | £ / €	1.12748	1.19008	1.11231